OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expense and Other Assets, Current [Abstract]
Direct and indirect Tax receivables	$ 21,902	$ 5,540
Prepaid expenses	9,783	36,786
Receivables from Hedging transactions - see Notes 10, 12A and 12D	1,685	10,322
Other receivables	949	2,169
Other current assets	$ 34,319	$ 54,817